Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Current	₩ 298,453	₩ 110,946
Non-current	431,036	477,172
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	46,514	49,171
Non-current	26,964
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	11,842	11,804
Non-current	130,391	106,232
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	16,981	495
Non-current	55,716	36,269
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Current	9,379	12,273
Non-current	79,789	121,917
Others [member]
Disclosure of other provisions [line items]
Current	213,737	37,203
Non-current	₩ 138,176	₩ 212,754